[LOGO]

                                                              ANNUAL REPORT

                               December 31, 2000

                                                              Pilgrim Corporate
                                                              Leaders Trust Fund

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

            Letter to Shareholders ......................   1
            Portfolio Managers' Reports:
              Pilgrim Corporate Leaders Trust Fund ......   2
            Report of Independent Accountants ...........   3
            Statement of Assets and Liabilities .........   4
            Statement of Operations .....................   5
            Statement of Changes in Net Assets ..........   6
            Financial Highlights ........................   7
            Notes to Financial Statements ...............   8
            Portfolio of Investments ....................  10

                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the Annual Report for Pilgrim Corporate Leaders Trust (the "Trust").

On July 26, 2000, ReliaStar Financial Corp. ("ReliaStar") acquired Lexington Global Asset Managers, Inc., the parent company of Lexington Management Corporation. In conjunction with the acquisition, Pilgrim Investments, Inc. became Investment Advisor to the Fund.

On September 1, 2000, ING Groep N.V. (NYSE:ING) acquired ReliaStar, Financial Corp., the indirect parent company of the Pilgrim Investments, Inc., Adviser to the Fund, Pilgrim Securities, Inc., Distributor to the Fund and Pilgrim Group, Inc., Administrator to the Fund. In conjunction with the acquisition, the Adviser, Distributor and Administrator changed their names to ING Pilgrim Investments, Inc., ING Pilgrim Securities, Inc. and ING Pilgrim Group, Inc. effective September 8, 2000.

At ING Pilgrim, we are dedicated to providing core investments for the serious investor. We believe that the key to success is matching quality core investments to the individual needs of investors. Core investments are the foundation of every portfolio and the basis of other important investment decisions. ING Pilgrim prides itself on providing a family of core investments designed to help you reach your financial goals. Our goal is for every investor to have a successful investment experience.(SM)

Sincerely,

ING Pilgrim Group, Inc.
February 8, 2001

                                                                       Portfolio
PILGRIM CORPORATE LEADERS TRUST FUND                            Managers' Report
--------------------------------------------------------------------------------

Management Team: ING Pilgrim Investments, Inc.

Goal: The Trust seeks long-term capital growth and income through investments generally in equal numbers of shares of the common stocks of a fixed list of American blue chip corporations.

Market Overview: In 2000 the domestic stock markets turned in their poorest performance in many years. The reasons were interconnected and involved the bursting of the bubble in telecommunications and technology stock prices under the assault of rising interest rates, the loss of investors' confidence that this generated and as the year wore on, the growing likelihood that the rate of growth in the economy was decelerating rapidly.

The Nasdaq market reached its all time high of 5049 in March of 2000. By the end of the year it was less than half of that (2471). The reason was principally the realization that prices had far exceeded rational levels even in stable conditions. The situation for investors was made all the more dangerous by the determination of the Federal Reserve to cool the economy, which was growing at a 5% rate, through relentless increases in interest rates. Since the valuation of growth stocks in general tend to be sensitive to interest rates at which future earnings are discounted, and since many popular stocks did not have much in the way of earnings anyway, it was perhaps inevitable that a sharp correction in the Nasdaq was at hand. The shaking of investors' confidence was pronounced across the board. The broader S&P 500 Index, a measure of the performance of the overall U.S. stock market, also peaked in March, but its correction, some 14% from its top, was nothing like as fierce as the NASDAQ because this index contains a higher proportion of stocks from more defensive industries than the Nasdaq does.

In any event, the Federal Reserve did not stop raising interest rates until its half percent move in May, and we now know that the economy slowed rapidly in the latter half of 2000 to just over 1.1% (annualized) in the last quarter. As evidence of the slow down started to accumulate, earnings concerns spread beyond technology and telecommunications, to other economically sensitive companies like industrials, materials and consumer cyclicals. However, in addition, the pressure on the technology and telecom stocks intensified, as it dawned on investors that, contrary to the pronouncements of some commentators, the earnings of these so-called "new economy" stocks were highly cyclical in nature.

The only sectors which ended up showing substantial strength for the year were energy, utilities and healthcare, where earnings visibility was thought to be high, and in financials, due to the prospects for sharply lower interest rates.

Performance: The Trust had a total return of -4.93% over the whole year of 2000. This compares to a return of -9.10% for the S&P 500 and -5.32% for the average fund in Morningstar's "Large Cap Value" category.

Portfolio Specifics: Relative to the market as a whole, the Trust did well in 2000, saving nearly half of the losing total return on the S&P 500. The reason was that the Trust has a comparatively slight weight in technology and telecoms and comparatively heavy weights in energy and utilities. On the other hand the technology and telecom stocks that the Trust does own did very poorly, while it has very little in the way of financials and healthcare, which were star performers and account for nearly 30% of the S&P 500. It is for this reason that the Trust did not do as well as the average large cap value fund.

Market Outlook: The economy continues on its slow pace so far in 2001 and consumer confidence, a major determinant in consumer spending which is 2/3 of economic activity, has fallen sharply. The Federal Reserve has lowered interest rates by a full percentage point and the market expects another 1|M/2 percent by the end of the first quarter. Most commentators do not expect a recession but some do. The consensus is for economic and corporate earnings recovery to start in the third quarter and gather force in the fourth. Markets have extended their year 2000 performance and the Nasdaq continues to be particularly weak. Somewhat predictably the Trust is down only slightly for the year at the time of writing, much less than the S&P 500.

                        REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Participation Holders of
Pilgrim Corporate Leaders Trust Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pilgrim Corporate Leaders Trust Fund (formerly Lexington Corporate Leaders Trust Fund) (the "Trust") at December 31, 2000, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended December 31, 1998, were audited by other independent accountants whose report dated January 7, 1999 expressed an unqualified opinion on those statements.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
New York, New York
January 12, 2001

          STATEMENT OF ASSETS AND LIABILITIES as of December 31, 2000
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value,
  (identified cost $281,885,649)                                    $323,479,930
Cash                                                                  30,473,283
Subscriptions receivable                                                  38,150
Receivable for accrued dividends                                         480,998
                                                                    ------------
     Total assets                                                    354,472,361
                                                                    ------------
LIABILITIES:
Payable for securities purchased                                       7,050,247
Distribution payable                                                   3,114,606
Payable for participations redeemed                                      226,058
Accrued expenses                                                         116,798
                                                                    ------------
     Total liabilities                                                10,507,709
                                                                    ------------
NET ASSETS (Balance applicable to 22,517,160
  participations outstanding (Note 6))                              $343,964,652
                                                                    ============
COMPUTATION OF PUBLIC OFFERING PRICE:
  Net asset value, offering and redemption price per participation
   (net assets divided by participations outstanding)               $      15.28
                                                                    ============

                 See Accompanying Notes to Financial Statements

         STATEMENT OF OPERATIONS for the year ended December 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of $39,625 tax expense)                             $  7,925,440
Interest                                                                348,561
                                                                   ------------
     Total investment income                                          8,274,001
                                                                   ------------
EXPENSES:
Sponsor's administrative fee (Note 4)                                 1,517,355
Transfer agent fees                                                     484,320
Custody fees and other services (Note 4)                                147,274
Printing, mailing and sundry                                             70,824
Registration and filing fees                                             17,943
Professional fees                                                       163,915
Trustee fees (Note 4)                                                    26,947
Miscellaneous                                                           109,679
                                                                   ------------
     Total expenses                                                   2,538,257
                                                                   ------------
          Net investment income                                       5,735,744
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from securities transactions                       51,021,562
Unrealized depreciation of investments for the period               (81,266,498)
                                                                   ------------
     Net loss on investments                                        (30,244,936)
                                                                   ------------
          NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS     $(24,509,192)
                                                                   ============

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year Ended        Year Ended
                                                               December 31,      December 31,
                                                                   2000              1999
                                                              -------------     -------------
Income and Distributable Fund:
  Additions:
   Net investment income                                      $   5,735,744     $   6,656,513
   Realized gains from sale of securities, other than
     sale of stock units                                          9,565,797         4,133,398
                                                              -------------     -------------
                                                                 15,301,541        10,789,911
                                                              -------------     -------------
  Deductions:
   Paid on account of participations redeemed                       868,196           414,733
   Semi-annual distributions (Note 3(a))
     Paid in cash                                                 2,186,225         1,392,270
     Reinvested, below                                           12,395,589         9,067,257
                                                              -------------     -------------
                                                                 15,450,010        10,874,260
                                                              -------------     -------------
   Net change in income and distributable fund                     (148,469)          (84,349)
                                                              -------------     -------------
Principal Account:
  Additions:
   Payments received on sale of participations                   30,106,028        40,626,909
   Semi-annual distributions reinvested, above                   12,395,589         9,067,257
   Realized gains on sale of stock units and non-cash sales      41,455,765        31,967,826
   Unrealized appreciation (depreciation) of investments        (81,266,498)       16,587,948
                                                              -------------     -------------
                                                                  2,690,884        98,249,940
                                                              -------------     -------------
  Deductions:
   Paid on account of participations redeemed                   120,998,992       118,815,387
   Semi-annual distributions of principal (Note 3(b))             1,574,206           549,286
                                                              -------------     -------------
                                                                122,573,198       119,364,673
                                                              -------------     -------------
   Net change in principal account                             (119,882,314)      (21,114,733)
                                                              -------------     -------------
Net assets at beginning of period:
  Income and distributable fund                                     512,667           597,016
  Principal account                                             463,482,768       484,597,501
                                                              -------------     -------------
                                                                463,995,435       485,194,517
                                                              -------------     -------------
Net assets at end of period:
  Income and distributable fund                                     364,198           512,667
  Principal account                                             343,600,454       463,482,768
                                                              -------------     -------------
                                                              $ 343,964,652     $ 463,995,435
                                                              =============     =============

                 See Accompanying Notes to Financial Statements

                                                                       Financial
PILGRIM CORPORATE LEADERS TRUST FUND                                  Highlights
--------------------------------------------------------------------------------

Selected data for a participation outstanding throughout each period.

                                                                       Year ended December 31,
                                                    --------------------------------------------------------------
                                                    2000          1999          1998          1997          1996
                                                    ----          ----          ----          ----          ----
Operating performance:
 Net asset value, beginning of the period     $     17.30         15.70         14.88         16.05         13.74
 Income (loss) from investment operations:
 Net investment income                        $      0.24          0.24          0.23          0.27          0.28
 Net realized and unrealized gain (loss)
  on investments                              $     (1.05)         1.92          1.28          3.45          2.79
 Total income (loss) from investment
  operations                                  $     (0.81)         2.16          1.51          3.72          3.07
 Less distributions:
 Dividends from net investment income         $     (0.25)        (0.24)        (0.23)        (0.28)        (0.28)
 Distributions from net realized gains        $     (0.42)        (0.15)        (0.26)        (2.60)        (0.28)
 Distributions from income and realized
  gains included in terminations              $     (0.03)        (0.02)        (0.02)        (0.11)        (0.02)
 Distributions from capital                   $     (0.51)        (0.15)        (0.18)        (1.90)        (0.18)
 Total distributions                          $     (1.21)        (0.56)        (0.69)        (4.89)        (0.76)
 Net asset value, end of period               $     15.28         17.30         15.70         14.88         16.05
 Total return                                 %     (4.93)        13.68          9.94         23.09         22.43
Ratios/Supplemental Data:
 Net assets, end or period (000's omitted)    $   343,965       463,995       485,195       525,669       392,295
 Ratios to average net assets:
 Expenses                                     %      0.67          0.61          0.65          0.62          0.63
 Net investment income                        %      1.51          1.41          1.46          1.76          2.05

                 See Accompanying Notes to Financial Statements

Pilgrim
Corporate
Leaders
Trust Fund   NOTES TO FINANCIAL STATEMENTS as of December 31, 2000
--------------------------------------------------------------------------------

Note 1-- NATURE OF BUSINESS AND BASIS OF PRESENTATION

Pilgrim Corporate Leaders Trust Fund (formerly Lexington Corporate Leaders Trust
Fund) (the "Trust") is an unincorporated Unit Investment Trust registered as such with the Securities and Exchange Commission. The Trust commenced operations in 1941 as a series of Corporate Leaders Trust Fund which was created under a Trust Indenture dated November 18, 1935.

Note 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

(a) Valuation of securities -- Investments are stated at value based on the last sale price on the principal exchange on which the security is traded prior to the time the Trust's assets are valued. Investments for which no sale is reported, or which are traded over-the-counter, are valued at the mean between bid and ask prices. Short term securities with 60 days or less to maturity are valued at amortized cost.

(b) Income taxes -- No provision for Federal income taxes is made since the Trust, under applicable provisions of the Internal Revenue Code, is a Grantor Trust and all its income is taxable to the Holders of participations.

(c) Other -- Investment transactions are recorded on the trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

(d) Accounting estimates -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Note 3 -- DISTRIBUTIONS

During the year ended December 31, 2000 the distributions from net investment income were $0.24577 per participation and, from realized gains were $0.42040 per participation.

The amount shown does not reflect the reinvestment, if any, of that portion from the sale of securities (other than stock units) representing the cost of the securities sold which is distributed and then reinvested in additional participations. In addition, any gain on the sale of stock units to provide funds for the redemption of participations is non-distributable and remains a part of the principal account. During the year ended December 31, 2000, the distributions from return of capital were $0.49123 per participation.

Effective June 1,1998 the Trust amended its Trust indenture requiring that additional shares of common stocks received as a result of a stock split shall remain assets of the Trust.

Note 4 -- TRUSTEE AND SPONSOR FEES

State Street Bank and Trust Company (the "Trustee") receives an annual Trustee fee, as well as fees for acting as custodian and for providing portfolio accounting and record keeping services, which aggregated $174,221 for the year ended December 31, 2000. The Trust pays an administrative fee to the Sponsor equal, on an annual basis, to 0.40% of the average daily net assets of the Trust. Prior to July 26, 2000, the Sponsor of the Trust was Lexington Management Corporation. Effective on July 26, 2000, Lexington Global Asset Managers, Inc., the parent of Lexington Management Corporation, Inc. was acquired by ReliaStar Financial Corp. ("ReliaStar"). In conjunction with the acquisition and following approval by the Trustee, Pilgrim Investments, Inc., an indirect, wholly owned subsidiary of ReliaStar, was appointed to the role of Sponsor to the Trust effective July 26, 2000 and the Trust changed its name to Pilgrim Corporate Leaders Trust Fund.

On September 1, 2000, ING Groep N.V. acquired ReliaStar. In conjunction with the acquisition, the sponsor changed its name to ING Pilgrim Investments, Inc. effective September 8, 2000.

Pilgrim
Corporate
Leaders
Trust Fund

       NOTES TO FINANCIAL STATEMENTS as of December 31, 2000 (Continued)
--------------------------------------------------------------------------------

Note 5 -- INVESTMENT TRANSACTIONS

During the year ended December 31,2000, the proceeds of sales of investment securities, other than short-term obligations, were $126,668,289. Purchases of securities during the period were $20,305,980.

The cost of investment securities as well as realized security gains and losses are based on the identified cost basis. The cost of investments for Federal income taxes is the same as that reported in the Trust's financial statements.

As of December 31, 2000, net unrealized appreciation of portfolio securities was $41,594,281, comprised of unrealized appreciation of $69,074,382 and unrealized depreciation of $27,480,101.

Note 6 -- SOURCE OF NET ASSETS

As of December 31, 2000, the Trust's net assets were comprised of the following amounts:

Net amounts paid in and reinvested by holders net of
  terminations and return of capital payments                       $125,867,291
Cumulative amount of non-distributable realized gains
  retained in principal account                                      176,138,882
Unrealized appreciation in value of securities                        41,594,281
                                                                    ------------
Principal account                                                    343,600,454
Income and distributable fund                                            364,198
                                                                    ------------
  Total net assets                                                  $343,964,652
                                                                    ============

Note 7 -- PARTICIPATIONS ISSUED AND REDEEMED

During the periods indicated, participations were issued and redeemed as follows:

                                                     Number of Participations
                                                   -----------------------------
                                                      Year Ended December 31,
                                                   -----------------------------
                                                      2000              1999
                                                   ----------        ----------
Issued on payments from holders                     1,858,679         2,391,797
Issued on reinvestment of dividends
  and distributions                                 1,393,352           724,515
Redeemed                                           (7,555,664)       (7,202,045)
                                                   ----------        ----------
  Net (decrease)                                   (4,301,633)       (4,085,733)
                                                   ==========        ==========

Pilgrim
Corporate
Leaders
Trust Fund      PORTFOLIO OF INVESTMENTS as of December 31, 2000
--------------------------------------------------------------------------------

           Securities            Number of Shares       Cost        Market Value
------------------------------   ----------------   ------------    ------------
Consumer Products: (11.6%)
Eastman Kodak Co                      228,500       $ 16,976,825    $  8,997,188
Fortune Brands, Inc                   228,500          7,764,661       6,855,000
Gallaher Group PLC                    228,500          4,355,062       5,626,813
Proctor & Gamble Co                   228,500         17,018,985      17,922,969
                                                    ------------    ------------
                                                      46,115,533      39,401,970
                                                    ------------    ------------
Oil International: (18.3%)
Chevron Corp                          228,500         16,179,349      19,293,969
Exxon Mobil Corp                      530,400         28,816,493      46,111,650
                                                    ------------    ------------
                                                      44,995,842      65,405,619
                                                    ------------    ------------
Chemical & Fertilizers: (6.7%)
DuPont (E.I.) de Nemours & Co         228,500         13,333,341      11,039,406
Union Carbide Corp                    228,500         10,676,956      12,296,156
                                                    ------------    ------------
                                                      24,010,297      23,335,562
                                                    ------------    ------------
Electrical Equipment: (11.7%)
General Electric Co                   764,300         15,968,167      36,638,631
                                                    ------------    ------------
Broadcasting: (4.9%)
Viacom Inc. Class B*                  228,500          5,161,557      10,682,375
                                                    ------------    ------------
Retailing: (3.1%)
Sears, Roebuck & Co.                  228,500         11,364,006       7,940,375
Venator Group, Inc*                   228,500          4,686,093       3,541,750
                                                    ------------    ------------
                                                      16,050,099      11,482,125
                                                    ------------    ------------
Utilities: (6.3%)
American Corp                         228,500          9,048,125      10,582,406
Consolidated Edison Co NY             228,500          7,680,534       4,570,000
PG&E                                  228,500          5,895,387       8,797,250
                                                    ------------    ------------
                                                      22,624,046      23,949,656
                                                    ------------    ------------
Railroads: (6.8%)
Burlington Northern Sante Fe          616,242         18,404,641      17,447,351
Union Pac Corp                        228,500         13,573,677      11,596,375
                                                    ------------    ------------
                                                      31,978,318      29,043,726
                                                    ------------    ------------
Energy: (11.3%)
Andarko Pete Corp.                     67,875          3,569,091       4,824,555
Nisource Inc.                         503,908         12,644,941      15,495,171
USX Marathon Group                    228,500          6,369,625       6,340,875
                                                    ------------    ------------
                                                      22,583,657      26,660,601
                                                    ------------    ------------
Misc. Industrial: (5.1%)
Honeywell International               228,500          9,554,901      10,810,906
Praxair Inc                           228,500         10,958,262      10,139,688
                                                    ------------    ------------
                                                      20,513,163      20,950,594
                                                    ------------    ------------
Communications: (7.3%)
AT&T Corp                             387,400         11,393,434       6,706,863
Lucent Technologies, Inc              190,300          4,504,338       2,569,319
                                                    ------------    ------------
                                                      15,897,772       9,276,182
                                                    ------------    ------------
Financial: (6.8%)
CitiGroup Inc.                        521,966         15,987,198      26,652,889
                                                    ------------    ------------
                                                    $281,885,649    $323,479,930
                                                    ============    ============

* Non Income producing

                See Accompanying Notes to Financial Statements.

SPONSOR

ING Pilgrim Investments, Inc.
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR

ING Securities, Inc.
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

TRUSTEE

State Street Bank & Trust
225 Franklin Street
Boston, Massachusetts 02110

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


Prospectus containing more complete information regarding the Trust, including charges and expenses, may be obtained by calling ING Pilgrim Securities, Inc. Distributor at 1-800-334-3444. Please read the prospectus carefully before you invest or send money.

                              CLTANN123100-030101